Document And Entity Information	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	Neumora Therapeutics, Inc.
Entity Central Index Key	0001885522
Entity Emerging Growth Company	false
Entity File Number	001-41802
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4367680
Entity Address, Address Line One	490 Arsenal Way, Suite 200
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	857
Local Phone Number	760-0900
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NMRA
Security Exchange Name	NASDAQ
Amendment Description